NATURE OF BUSINESS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013 Vessel	Dec. 31, 2012 Vessel	Dec. 31, 2004 Vessel	Dec. 31, 2013 Nordic Harrier [Member] t	Dec. 31, 2013 Nordic Hawk [Member] t	Dec. 31, 2013 Nordic Hunter [Member] t	Dec. 31, 2013 Nordic Voyager [Member] t	Dec. 31, 2013 Nordic Fighter [Member] t	Dec. 31, 2013 Nordic Freedom [Member] t	Dec. 31, 2013 Nordic Discovery [Member] t	Dec. 31, 2013 Nordic Saturn [Member] t	Dec. 31, 2013 Nordic Jupiter [Member] t	Dec. 31, 2013 Nordic Moon [Member] t	Dec. 31, 2013 Nordic Apollo [Member] t	Dec. 31, 2013 Nordic Cosmos [Member] t	Dec. 31, 2013 Nordic Sprite [Member] t	Dec. 31, 2013 Nordic Grace [Member] t	Dec. 31, 2013 Nordic Mistral [Member] t	Dec. 31, 2013 Nordic Passat [Member] t	Dec. 31, 2013 Nordic Vega [Member] t	Dec. 31, 2013 Nordic Breeze [Member] t	Dec. 31, 2013 Nordic Aurora [Member] t	Dec. 31, 2013 Nordic Zenith [Member] t	Dec. 31, 2013 Scandic [Member]	Dec. 31, 2013 Orion [Member]	Jan. 02, 2013 Orion [Member]
Business Acquisition [Line Items]
Total number of vessels	20	20	3
Percentage of entity acquired (in hundredths)																								100.00%	50.00%	50.00%
Increase in general and administrative expenses	$ 2.2
Average approximate deadweight tons per vessel (in deadweight tons)	156,000
Schedule of Vessels [Line Items]
Deadweight tons				151,459	151,475	151,401	149,591	153,328	159,331	153,328	157,331	157,411	160,305	159,998	159,999	147,188	149,921	164,236	164,274	163,940	158,597	147,262	158,645